Banking facilities (Tables)	12 Months Ended
Mar. 31, 2021
Banking Facilities
General banking facilities

The Company’s general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2021
	2020	2021	2020	2021	2020	2021	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	Terms
Import and export facilities

Combined limit	2,564	2,564	937	492	1,627	2,072

Including sub-limit of:
Notes payable	2,308	2,308	—	25	2,308	2,283	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	—	641	641	Prime rate +1%	Repayable on demand
Long term loans (1)	1,214	1,214	937	467	277	747	HIBOR* +2%	Term loans repayable monthly over 3 years.

Other facilities
Export documentary credits	641	641	—	—	641	641
Revolving loan	1,923	1,923	1,000	500	923	1,423	HIBOR* +2.25%	Repayable until redemption of a listed debt instrument

	5,128	5,128	1,937	992	3,191	4,136

Short-term borrowings

The weighted average interest rates of borrowings of the Company are as follows:

	During the fiscal year ended March 31,
	2020	2021

Bank overdrafts	6.00%	6.00%
Notes payable	4.71%	2.85%
Term loans	4.06%	2.78%
Revolving loan	4.29%	2.50%